UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
February 7, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 95
Form 13F Information Table Value Total: $333,926 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
ARM Holdings Plc               ADR       042068106       75    12000 SH       Sole                 12000
American Express Co            COM       025816109      353     6850 SH       Sole                  6850
American International Group   COM       026874107      689    10094 SH       Sole                 10094
Amgen                          COM       031162100      305     3870 SH       Sole                  3870
AMSOUTH Bancorporation         COM       032165102        6      244 SH       Sole                   244
Anheuser Busch Inc             COM       035229103      629    14638 SH       Sole                 14638
Applied Materials Inc.         COM       038222105      300    16700 SH       Sole                 16700
Automatic Data Processing      COM       053015103        9      200 SH       Sole                   200
Avaya                          COM       053499109      217    20332 SH       Sole                 20332
Axcelis Technologies Inc.      COM       054540109      184    38602 SH       Sole                 38602
BP PLC                         ADR       055622104      429     6684 SH       Sole                  6684
BankAmerica Corp.              COM       060505104      327     7102 SH       Sole                  7102
Baxter International, Inc.     COM       071813109     9748   258921 SH       Sole                258921
Becton Dickinson & Co.         COM       075887109    11976   199346 SH       Sole                199346
Bellsouth Corp.                COM       079860102      697    25720 SH       Sole                 25720
Berkshire Hathaway Class B     COM       084670207    12652     4310 SH       Sole                  4310
CEVA inc                       COM       157210105       75    12000 SH       Sole                 12000
Canadian Natural Res LTD       COM       136385101      207     4200 SH       Sole                  4200
Capital One Finl Corp          COM       14040H105       22      254 SH       Sole                   254
Caterpillar Inc                COM       149123101      347     6000 SH       Sole                  6000
Check Point Software Technolog COM       M22465104     7073   352575 SH       Sole                352575
ChevronTexaco Corp             COM       166764100      228     4010 SH       Sole                  4010
Cisco Systems, Inc.            COM       17275R102     7953   464535 SH       Sole                464535
Citigroup Inc                  COM       172967101    12036   247996 SH       Sole                247996
Coca Cola                      COM       191216100     7841   194520 SH       Sole                194520
Comcast Corp Cl A              COM       20030N101     6393   246285 SH       Sole                246285
Conagra Inc                    COM       205887102        3      152 SH       Sole                   152
Costco Companies, Inc.         COM       22160K105    10802   218365 SH       Sole                218365
Dana Corp                      COM       235811106        6      790 SH       Sole                   790
Danaher Corporation            COM       235851102    12447   223139 SH       Sole                223139
Dover Corp.                    COM       260003108      694    17155 SH       Sole                 17155
Eli Lilly Co Inc               COM       532457108      408     7210 SH       Sole                  7210
Ennis, Inc                     COM       293389102      200    11000 SH       Sole                 11000
Estee Lauder Companies         COM       518439104     6011   179550 SH       Sole                179550
Exxon Mobil Corporation        COM       30231G102     1272    22643 SH       Sole                 22643
First Data Corp.               COM       319963104    11359   264108 SH       Sole                264108
Fiserv Inc.                    COM       337738108     9624   222415 SH       Sole                222415
Flextronics International LTD  COM       Y2573F102      425    40675 SH       Sole                 40675
GP Strategies Corp             COM       36225V104      180    22100 SH       Sole                 22100
General Electric               COM       369604103     1552    44286 SH       Sole                 44286
Gold Reserve Inc.              COM       38068N108      471   162250 SH       Sole                162250
Grupo Modelo SA de C.V.        COM       P4833F104      152    42000 SH       Sole                 42000
Guidant Corp.                  COM       401698105      322     4980 SH       Sole                  4980
Harley-Davidson Inc            COM       412822108     8708   169117 SH       Sole                169117
Health Management Assoc. Inc.  COM       421933102     8349   380190 SH       Sole                380190
Home Depot                     COM       437076102      577    14242 SH       Sole                 14242
ITT Industries                 COM       450911102     1217    11835 SH       Sole                 11835
Intel Corp.                    COM       458140100      869    34798 SH       Sole                 34798
International Business Machine COM       459200101      677     8227 SH       Sole                  8227
JP Morgan Chase & Co.          COM       46625H100     1106    27864 SH       Sole                 27864
Jabil Circuit                  COM       466313103      223     6000 SH       Sole                  6000
Johnson & Johnson              COM       478160104    12723   211693 SH       Sole                211693
Jones Apparel Group Inc.       COM       480074103      246     8000 SH       Sole                  8000
Juniper Networks Inc.          COM       48203R104      491    22000 SH       Sole                 22000
Kimberly-Clark Corp.           COM       494368103      239     4000 SH       Sole                  4000
Lee Enterprises                COM       523768109      303     8200 SH       Sole                  8200
Liberty Media Corp-A           COM       530718105     9575  1216755 SH       Sole               1216755
Liz Claiborne                  COM       539320101     8428   235307 SH       Sole                235307
Lowes Co                       COM       548661107       13      200 SH       Sole                   200
MTN Group LTD                  COM       62474M108       99    10000 SH       Sole                 10000
Markel Corp                    COM       570535104      340     1074 SH       Sole                  1074
McDonald's Corp.               COM       580135101    11812   350283 SH       Sole                350283
Merrill Lynch                  COM       590188108      482     7110 SH       Sole                  7110
MGIC                           COM       552848103        6       95 SH       Sole                    95
Microsoft Corp.                COM       594918104    10877   415925 SH       Sole                415925
Mohawk Industries              COM       608190104      462     5305 SH       Sole                  5305
Morgan Stanley Dean Witter Inc COM       617446448    10054   177195 SH       Sole                177195
Motorola, Inc.                 COM       620076109      699    30960 SH       Sole                 30960
National City Corp.            COM       635405103      336    10000 SH       Sole                 10000
Nestle SA                      ADR       641069406      202     2700 SH       Sole                  2700
Nortel Networks Corp.          COM       656568102      208    68000 SH       Sole                 68000
Novartis AG                    ADR       66987V109    12754   243025 SH       Sole                243025
Pepsico                        COM       713448108     8956   151591 SH       Sole                151591
Pfizer                         COM       717081103      399    17117 SH       Sole                 17117
Pitney Bowes                   COM       724479100      220     5200 SH       Sole                  5200
Procter & Gamble               COM       742718109      604    10429 SH       Sole                 10429
Rowan Companies                COM       779382100      356    10000 SH       Sole                 10000
Royal Caribbean Cruises LTD    COM       V77807703       14      300 SH       Sole                   300
Schlumberger, Ltd.             COM       806857108      894     9200 SH       Sole                  9200
Schwab (Charles) Corp.         COM       808513105      338    23007 SH       Sole                 23007
Smith International Inc.       COM       832110100      334     9000 SH       Sole                  9000
St Paul Travelers Co Inc       COM       792860108      209     4684 SH       Sole                  4684
Sun Microsystems               COM       866810104      164    39250 SH       Sole                 39250
Symantec Corp.                 COM       871503108     5383   307620 SH       Sole                307620
TJX Companies                  COM       872540109      444    19100 SH       Sole                 19100
Target Corp.                   COM       87612E106    13804   251126 SH       Sole                251126
Texas Instruments Inc.         COM       882508104      904    28200 SH       Sole                 28200
Transocean Sedco Forex Inc     COM       G90078109       20      294 SH       Sole                   294
US Bancorp                     COM       G02973304        7      240 SH       Sole                   240
Viacom Class B                 COM       925524308     7085   217311 SH       Sole                217311
Wal-Mart Stores                COM       931142103    10830   231402 SH       Sole                231402
Walgreen Co                    COM       931422109    11306   255449 SH       Sole                255449
Waste Management Inc.          COM       94106L109    11391   375317 SH       Sole                375317
Wells Fargo                    COM       949746101    11379   181111 SH       Sole                181111
Willis Group Holdings LTD      COM       G96655108     8839   239287 SH       Sole                239287